Financial Instruments by Category (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Financial Assets and Liabilities by Category of Financial Instruments
Financial Assets

	2022
	Financial Assets at amortized cost	Financial Assets at fair value through profit or loss	Subtotal Financial Assets	Non-financial Assets	Total
Other receivables (1)	246	-	246	783	1,029
Trade receivables (2)	1,641	-	1,641	-	1,641
Investment in financial assets	446	74	520	-	520
Cash and cash equivalents	437	336	773	-	773

	2,770	410	3,180	783	3,963

	2021
	Financial Assets at amortized cost	Financial Assets at fair value through profit or loss	Subtotal Financial Assets	Non-financial Assets	Total
Other receivables (1)	221	-	221	601	822
Trade receivables (2)	1,545	-	1,545	-	1,545
Investment in financial assets	424	98	522	-	522
Cash and cash equivalents	317	294	611	-	611

	2,507	392	2,899	601	3,500

	2020
	Financial Assets at amortized cost	Financial Assets at fair value through profit or loss		Subtotal Financial Assets	Non-financial Assets	Total
Other receivables (1)	183	-		183	418	601
Trade receivables (2)	1,618	-		1,618	-	1,618
Investment in financial assets	226	118	(3)	344	-	344
Cash and cash equivalents	239	411		650	-	650

	2,266	529		2,795	418	3,213

(1)	Does not include the provision for other doubtful receivables.
(2)	Does not include the provision for doubtful trade receivables.
(3)	Granted guarantees for contractual commitments with Exmar. See Notes 34.d) and 34.e).

Financial Liabilities

	2022
	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
Lease liabilities	566	-	566	-	566
Loans	7,088	-	7,088	-	7,088
Other liabilities	31	-	31	-	31
Accounts payable	2,513	-	2,513	57	2,570

	10,198	-	10,198	57	10,255

	2021
	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
Lease liabilities	542	-	542	-	542
Loans	7,379	-	7,379	-	7,379
Other liabilities	43	-	43	-	43
Accounts payable	1,904	-	1,904	68	1,972

	9,868	-	9,868	68	9,936

	2020
	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
Lease liabilities	551	-	551	-	551
Loans	8,070	-	8,070	-	8,070
Other liabilities	143	-	143	-	143
Accounts payable	1,656	-	1,656	69	1,725

	10,420	-	10,420	69	10,489

Summary of Gains and Losses on Financial and non-financial Instruments
Gains and losses on financial and non-financial instruments are allocated to the following categories:

	2022
	Financial and non financial Assets / Liabilities at amortized cost	Financial Assets / Liabilities at fair value through profit or loss	Total
Interest income	319	-	319
Interest loss	(712)	-	(712)
Net financial accretion	(275)	-	(275)
Net exchange differences	541	-	541
Results on financial assets at fair value with changes in profit or loss	-	118	118
Result from derivative financial instruments	-	(9)	(9)
Results from transactions with financial assets	-	-	-
Result from financial instruments exchange	-	-	-
Result from debt exchange	-	-	-
Result from net monetary position	146	-	146

	19	109	128

	2021
	Financial and non financial Assets / Liabilities at amortized cost	Financial Assets / Liabilities at fair value through profit or loss	Total
Interest income	164	-	164
Interest loss	(749)	-	(749)
Net financial accretion	(167)	-	(167)
Net exchange differences	248	-	248
Results on financial assets at fair value with changes in profit or loss	-	105	105
Result from derivative financial instruments	-	(10)	(10)
Results from transactions with financial assets	-	-	-
Result from financial instruments exchange	-	-	-
Result from debt exchange (2)	21	-	21
Result from net monetary position	117	-	117

	(366)	95	(271)

	2020
	Financial and non financial Assets / Liabilities at amortized cost	Financial Assets / Liabilities at fair value through profit or loss	Total
Interest income	100	-	100
Interest loss	(915)	-	(915)
Net financial accretion	(152)	-	(152)
Net exchange differences	493	-	493
Results on financial assets at fair value with changes in profit or loss	-	42	42
Result from derivative financial instruments	-	(11)	(11)
Results from transactions with financial assets	-	143	143
Result from financial instruments exchange (1)	-	18	18
Result from debt exchange (2)	(29)	-	(29)
Result from net monetary position	90	-	90

	(413)	192	(221)

(1)	See “Public securities and public debt restructuring” section.
(2)	See Note 21.

Summary of Company's Financial Assets Measured at Fair Value
The tables below show the Group’s financial assets measured at fair value as of December 31, 2022, 2021 and 2020 and their allocation to their fair value levels.

	2022
Financial Assets	Level 1	Level 2	Level 3	Total
Investments in financial assets: (1)
- Public securities	74	-	-	74

	74	-	-	74

Cash and cash equivalents:
- Mutual funds	336	-	-	336

	336	-	-	336

	410	-	-	410

	2021
Financial Assets	Level 1	Level 2	Level 3	Total
Investments in financial assets: (1)
- Public securities	98	-	-	98

	98	-	-	98

Cash and cash equivalents:
- Mutual funds	294	-	-	294

	294	-	-	294

	392	-	-	392

	2020
Financial Assets	Level 1	Level 2	Level 3	Total
Investments in financial assets: (1) (2)
- Public securities	118	-	-	118

	118	-	-	118

Cash and cash equivalents:
- Mutual funds	411	-	-	411

	411	-	-	411

	529	-	-	529

(1)	See Note 14.
(2)	Granted guarantees for contractual commitments with Exmar. See Notes 34.d) and 34.e).